EQUITY (Tables)	6 Months Ended
Apr. 30, 2024
EQUITY
Schedule of stock warrants activities

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2023	141,800	$194.29
Expired	10,800	125.00
Outstanding at April 30, 2024	131,000	$200.00
Warrants exercisable at April 30, 2024	131,000	$200.00

Summary of shares of the company's ordinary stock issuable upon exercise of warrants outstanding

Warrants Outstanding			Warrants Exercisable
Weighted
Range of				Average
Exercise	Number Outstanding	Weighted Average Remaining	Number Exercisable at	Exercise
Price	at April 30, 2024	Contractual Life (Years)	April 30, 2024	Price
$200.00	131,000	2.11	131,000	$200.00